Vessels - Balance Sheet Analysis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	$ 480,346
Accumulated Depreciation - Balance at beginning of period	(109,328)
Net Book Value - Balance at beginning of period	371,018
Depreciation for the year	(24,941)	$ (25,799)	$ (21,325)
Vessel Cost - Balance at end of period	457,401	480,346
Accumulated Depreciation - Balance at end of period	(107,426)	(109,328)
Net Book Value - Balance at end of period	349,975	371,018
Vessel Cost
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	480,346	473,388
Vessels acquired and delivered	8,667	7,294
Vessels sold	(31,612)	(336)
Vessel Cost - Balance at end of period	457,401	480,346	473,388
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Accumulated Depreciation - Balance at beginning of period	(109,328)	(92,196)
Vessels sold	18,377	157
Depreciation for the year	(16,475)	(17,289)
Accumulated Depreciation - Balance at end of period	(107,426)	(109,328)	(92,196)
Net Book Value
Property Plant And Equipment [Line Items]
Net Book Value - Balance at beginning of period	371,018	381,192
Vessels acquired and delivered	8,667	7,294
Vessels sold	(13,235)	(179)
Depreciation for the year	(16,475)	(17,289)
Net Book Value - Balance at end of period	$ 349,975	$ 371,018	$ 381,192